PowerShares Exchange-Traded Fund Trust II

301 West Roosevelt Road

Wheaton, IL 60187

May 8, 2012

BY EDGAR

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Ladies and Gentlemen:

PowerShares Exchange-Traded Fund Trust II

1933 Act Registration No. 333-138490

1940 Act Registration No. 811-21977

On behalf of PowerShares Exchange-Traded Fund Trust II, we are transmitting for electronic filing under the Securities Act of 1933, as amended, and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing XBRL interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus, dated March 1, 2012, relating to the PowerShares S&P 500® High Beta Portfolio, PowerShares S&P International Developed High Beta Portfolio, and PowerShares S&P Emerging Markets High Beta Portfolio, as supplemented April 20, 2012, and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended.

The purpose of this filing is to submit the data in eXtensible Business Reporting Language format for the PowerShares S&P 500® High Beta Portfolio, PowerShares S&P International Developed High Beta Portfolio, and PowerShares S&P Emerging Markets High Beta Portfolio.

Very truly yours,

POWERSHARES EXCHANGE-TRADED FUND TRUST II

/s/ Anna Paglia
Anna Paglia
Secretary